Risks and Uncertainties - Schedule of Inventory Purchases from Suppliers (Details) - Five Largest Suppliers [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Percentage of inventory purchase					92.70%	39.00%
Garment Manufacturing Segment [Member]
Percentage of inventory purchase	100.00%	98.70%	97.70%	91.20%
Logistic Services Segment [Member]
Percentage of inventory purchase	79.10%	90.40%	99.70%	69.00%
Property Management and Subleasing [Member]
Percentage of inventory purchase	100.00%		100.00%
Epidemic Prevention Supplies [Member]
Percentage of inventory purchase	100.00%		100.00%